UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
 (Exact name of registrant as specified in charter)

4551 Glencoe Avenue
Marina Del Rey, CA 90292
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 40.34%

Alternative Fund - 13.31%
	Reality Shares DIVS ETF	41,801	$1,118,177
	WisdomTree Dynamic Long/Short U.S. Equity Fund	26,274	868,884
			1,987,061
Debt Fund - 11.84%
	First Trust Senior Loan ETF	13,490	644,417
	iShares TIPS Bond ETF	1,697	191,540
	Schwab US TIPS ETF	4,845	266,039
	VanEck Vectors Investment Grade Floating Rate ETF	26,310	664,722
			1,766,718
Equity Fund - 15.19%
	Horizons S&P 500 Covered Call ETF	6,356	317,864
*	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	29,420	894,074
	Invesco S&P 500 BuyWrite ETF	10,751	232,544
*	IQ Merger Arbitrage ETF	26,772	822,168
			2,266,650

	Total Exchange-Traded Products (Cost $5,877,872)		6,020,429

OPEN-END FUNDS - 56.36%

Alternative Fund - 8.94%
*	AQR Managed Futures Strategy Fund	52,825	460,107
*	Equinox MutualHedge Futures Strategy Fund	24,783	208,922
	Goldman Sachs Managed Futures Strategy Fund	10,806	110,324
	Oppenheimer Fundamental Alternatives Fund	20,396	554,565
			1,333,918
Asset Allocation Fund - 22.87%
*	361 Managed Futures Fund	52,615	610,864
*	Equinox Chesapeake Strategy Fund	40,365	476,304
	Gabelli Enterprise Mergers and Acquisitions Fund	21,957	344,502
	Glenmede Secured Options Portfolio	44,068	549,081
*	Kellner Merger Fund	11,802	128,643
	Litman Gregory Masters Alternative Strategies Fund	97,251	1,121,302
	The Merger Fund	10,931	183,202
			3,413,898
Debt Fund - 10.92%
	AllianzGI Structured Return Fund	24,704	393,042
	Barings Active Short Duration Bond Fund	20,309	200,695
	BlackRock Strategic Income Opportunities Portfolio	40,083	391,209
	FPA New Income Inc	6,346	63,332
	Guggenheim Macro Opportunities Fund	16,839	447,073
	PIMCO Dynamic Bond Fund	12,427	133,965
			1,629,316

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED

Equity Fund - 13.63%
AQR Long-Short Equity Fund		30,328	$386,380
* Boston Partners Global Long/Short Fund		31,292	353,598
* Boston Partners Long/Short Research Fund		12,266	201,415
Gateway Fund		13,806	458,229
Goldman Sachs Absolute Return Tracker Fund		45,121	434,965
Hancock Horizon Quantitative Long/Short Fund		10,163	199,203
			2,033,790

Total Open-End Funds (Cost $8,456,182)			8,410,922

LIMITED PARTNERSHIP - 2.10%
Enviva Partners LP		10,792	314,047

Total Limited Partnership (Cost $269,586)			314,047

Total Value of Investments (Cost $14,603,640) (a) - 98.80%			$14,745,398

Other Assets Less Liabilities - 1.20%			179,101

Net Assets - 100%			$14,924,499

* Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	40.34%	$6,020,429
Open-End Funds	56.36%	8,410,922
Limited Partnership	2.10%	314,047
Other Assets Less Liabilities	1.20%	179,101
Total Net Assets	100.00%	$14,924,499

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$310,741
Aggregate gross unrealized depreciation			(168,983)

Net unrealized appreciation			$141,758

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,020,429	$6,020,429	$-	$-
Open-End Funds	8,410,922	8,410,922	-	-
Limited Partnership	314,047	314,047	-	-
Total	$14,745,398	$14,745,398	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
Date: August 28, 2018	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
Date: August 28, 2018	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 29, 2018	Ashley E. Harris Treasurer and Principal Financial Officer